Other Current Financial Assets (Details) - Schedule of Other Current Financial Assets - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Financial Assets [Line Items]
Security deposits	$ 631	$ 515
Other current financial assets	$ 631	$ 515